Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	250,116,643.13	15,592
Yield Supplement Overcollateralization Amount 06/30/26	15,535,776.84	0
Receivables Balance 06/30/26	265,652,419.97	15,592
Principal Payments	13,785,478.96	740
Defaulted Receivables	511,194.17	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/26	14,329,430.63	0
Pool Balance at 07/31/26	237,026,316.21	14,833

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.46%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	6,159,732.57	250
Past Due 61-90 days	1,650,350.80	65
Past Due 91-120 days	509,310.20	24
Past Due 121+ days	0.00	0
Total	8,319,393.57	339

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.31%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Delinquency Trigger Occurred	NO

Recoveries	399,537.17
Aggregate Net Losses/(Gains) - July 2026	111,657.00
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.50%
Prior Net Losses/(Gains) Ratio	0.57%
Second Prior Net Losses/(Gains) Ratio	0.18%
Third Prior Net Losses/(Gains) Ratio	0.52%
Four Month Average	0.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	5,009,268.48
Actual Overcollateralization	5,009,268.48
Weighted Average Contract Rate	6.50%
Weighted Average Contract Rate, Yield Adjusted	10.97%
Weighted Average Remaining Term	33.61

Flow of Funds	$ Amount
Collections	15,628,538.36
Investment Earnings on Cash Accounts	9,065.97
Servicing Fee	(221,377.02)
Transfer to Collection Account	-
Available Funds	15,416,227.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	968,210.08
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	8,081,058.44
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,009,268.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,125,654.31

Total Distributions of Available Funds	15,416,227.31

Servicing Fee	221,377.02
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 07/15/26	245,107,374.65
Principal Paid	13,090,326.92
Note Balance @ 08/17/26	232,017,047.73

Class A-1
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2a
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2b
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-3
Note Balance @ 07/15/26	138,467,374.65
Principal Paid	13,090,326.92
Note Balance @ 08/17/26	125,377,047.73
Note Factor @ 08/17/26	39.4515569%

Class A-4
Note Balance @ 07/15/26	61,560,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	61,560,000.00
Note Factor @ 08/17/26	100.0000000%

Class B
Note Balance @ 07/15/26	30,060,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	30,060,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	15,020,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	15,020,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,200,246.08
Total Principal Paid	13,090,326.92
Total Paid	14,290,573.00

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.62539%
Coupon	4.20539%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.79000%
Interest Paid	668,105.08
Principal Paid	13,090,326.92
Total Paid to A-3 Holders	13,758,432.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2010388
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.0989722
Total Distribution Amount	14.3000110

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.1022816
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.1904560
Total A-3 Distribution Amount	43.2927376

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	617.33
Noteholders' Principal Distributable Amount	382.67

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	2,504,634.24
Investment Earnings	7,445.75
Investment Earnings Paid	(7,445.75)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,116,899.22	1,791,346.10	1,736,212.37
Number of Extensions	89	80	71
Ratio of extensions to Beginning of Period Receivables Balance	0.80%	0.64%	0.59%